Long-term debt	9 Months Ended
May 31, 2025
Long-term debt.
Long-term debt

12. Long-term debt

	As at	As at
	May 31,	August 31,
	2025	2024
	$	$
Term loans, bearing interest at rates varying 9.44% and 13.87% per annum payable in monthly installments of $13,609 ending December 2026.	283,367	458,640
	283,367	458,640
Current portion of long-term debt	92,520	101,397
	190,847	357,243

In addition to the above facilities, on September 2, 2024, the Company obtained a temporary bridge loan of $270,500 (US$200,000) bearing interest at 30% per annum and repayable, at the latest, within 90 days from that date. The loan also carried a processing fee of $74,762 (US$55,000) which was recorded in net finance income [note 18]. The Company repaid the loan together with accrued interest of $2,721 on September 17, 2024.